Leases - Future Commitments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of leases
Total lease payments	$ 89,930	$ 59,699
Amounts representing interest	(22,733)	(5,630)
Present value of net lease payments	67,197	54,069
Current portion of lease obligations	(12,206)	(21,068)
Non-current portion of lease obligations	54,991	33,001
Total cash outflow	112,977	21,002
Interest on lease liabilities	11,438	3,908
Less than 1 year
Disclosure Of leases
Total lease payments	16,530	24,029
1 - 3 years
Disclosure Of leases
Total lease payments	20,632	31,077
3 - 5 years
Disclosure Of leases
Total lease payments	15,217	4,591
After 5 years
Disclosure Of leases
Total lease payments	$ 37,551	$ 2